Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Statutory Surplus Reserve	Shareholders’ equity to Huadi International Group Co., Ltd.	Non- controlling interests	Total
Balance at Sep. 30, 2019	$ 2,000	$ 22,531,620	$ (3,481,925)	$ 1,976,808		$ 21,028,503	$ 178,597	$ 21,207,100
Balance (in Shares) at Sep. 30, 2019	10,000,000
Foreign currency translation gain				1,213,048		1,213,048	12,253	1,225,301
Net income			3,322,736			3,322,736	33,563	3,356,299
Balance at Sep. 30, 2020	$ 2,000	22,531,620	(159,189)	3,189,856		25,564,287	224,413	25,788,700
Balance (in Shares) at Sep. 30, 2020	10,000,000
Stock offering, net of offering cost	$ 625	21,663,716				21,664,341		21,664,341
Stock offering, net of offering cost (in Shares)	3,125,000
Stock-based compensation		16,000				16,000		16,000
Stock-based compensation (in Shares)	2,000
Foreign currency translation gain				1,437,805		1,437,805	14,523	1,452,328
Net income			2,275,770		255,705	2,531,475	25,570	2,557,045
Balance at Sep. 30, 2021	$ 2,625	44,211,336	2,116,581	4,627,661	255,705	51,213,908	264,506	51,478,414
Balance (in Shares) at Sep. 30, 2021	13,127,000
Warrant exercise	$ 23	(23)
Warrant exercise (in Shares)	112,182
Foreign currency translation gain				(3,754,602)		(3,754,602)	(37,925)	(3,792,527)
Net income			1,685,684		238,518	1,924,202	23,852	1,948,054
Balance at Sep. 30, 2022	$ 2,648	$ 44,211,313	$ 3,802,265	$ 873,059	$ 494,223	$ 49,383,508	$ 250,433	$ 49,633,941
Balance (in Shares) at Sep. 30, 2022	13,239,182